OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Other Accounts Receivable And Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable And Prepaid Expenses Disclosure [Text Block]
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2013	2012

Prepaid expenses	$423,336	$330,092
Government authorities	51,482	71,430

	$474,818	$401,522